Note 46	6 Months Ended
Jun. 30, 2025
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management [Abstract]
Disclosure of information about key management personnel [text block]
46.    Remuneration and other benefits of the Board of Directors and members of the Bank's Senior Management
Note 54 to the consolidated financial statements of the BBVA Group, for the year ended December 31, 2024, includes detailed information on the remuneration and other benefits corresponding to the members of the Board of Directors and of the Bank's Senior Management, including the description of the policy and remuneration system applicable to them, and information regarding the conditions to be met in order for remuneration and other benefits for said financial year to become payable. The information on the remuneration and other benefits of the members of the Board of Directors and Senior Management of the Bank for the first half of the financial years 2025 and 2024 is detailed below.
Remuneration of non-executive directors
The remuneration of non-executive directors for the first half of the 2025 and 2024 financial years is as follows, individually and by remuneration item:

REMUNERATION OF NON-EXECUTIVE DIRECTORS (THOUSANDS OF EUROS) (1)

	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remuneration Committee	Appointments and Corporate Governance Committee	Technology and Cybersecurity Committee	Other positions (2)	Total
									June 2025	June 2024
José Miguel Andrés Torrecillas	64	83	83	—	—	58	—	25	313	313
Jaime Caruana Lacorte	64	83	—	53	—	23	—	—	224	231
Enrique Casanueva Nárdiz (3)	64	—	33	53	—	—	—	—	151	72
Sonia Dulá	64	—	33	53	—	—	—	—	151	151
Raúl Galamba de Oliveira	64	—	—	107	—	23	21	40	256	256
Belén Garijo López	64	83	—	—	—	23	—	—	171	207
Connie Hedegaard Koksbang	64	—	33	—	—	—	—	—	98	98
Lourdes Máiz Carro	64	—	33	—	21	—	—	—	119	119
Cristina de Parias Halcón (4)	64	—	—	—	—	23	21	—	109	58
Ana Peralta Moreno	64	—	33	—	21	—	—	—	119	119
Ana Revenga Shanklin	64	—	—	53	54	—	21	—	193	171
Carlos Salazar Lomelín (5)	64	—	—	—	21	—	—	—	86	86
Jan Verplancke	64	—	—	—	21	—	21	—	107	107
Total (6)	837	250	249	321	139	150	86	65	2,096	1,987
(1) Includes amounts corresponding to the positions on the Board and its various Committees, the composition of which was last modified on April 26, 2024.
(2) Amounts corresponding to the positions of Deputy Chair of the Board of Directors and Lead Director.
(3) Director appointed by the General Shareholders’ Meeting held on March 15, 2024. Remuneration in 2024 corresponding to the term in office in that financial year.
(4) Director appointed by the General Shareholders’ Meeting held on March 15, 2024. Remuneration in 2024 corresponding to the term in office in that financial year. Likewise, in the first half of the 2025 and 2024 financial years, she was paid €30 thousand and 7,593 BBVA shares and €56 thousand and 14,697 BBVA shares, respectively, corresponding to deferred variable remuneration accrued in the 2018 and 2019 financial years in her former position as a member of BBVA’s Senior Management.
(5) In addition, Carlos Salazar Lomelín received €77 thousand and €65 thousand in the first half of the 2025 and 2024 financial years, respectively, in attendance fees for meetings of the management body of BBVA México, S.A. de C.V. and Grupo Financiero BBVA México, S.A. de C.V. and the strategy forum of BBVA México, S.A.
(6) The total amount reported for the first half of financial year 2024 does not include amounts corresponding to the positions on the Board and on the various Committees received by José Maldonado Ramos and Juan Pi Llorens, who ceased to hold office on March 15, 2024, and whose remuneration for those items in 2024 amounted to €85 thousand and €81 thousand, respectively.
Likewise, in the first half of the financial years 2025 and 2024, €99 thousand and €112 thousand, respectively, were paid out in insurance premiums for non-executive directors.

REMUNERATION SYSTEM WITH DEFERRED DELIVERY OF SHARES FOR NON-EXECUTIVE DIRECTORS

During the first half of the 2025 and 2024 financial years, the following theoretical shares derived from the remuneration system with deferred delivery of shares have been allocated to the non-executive directors, in an amount equivalent to 20% of the total annual fixed allowance in cash received by each of them in the 2024 and 2023 financial years, respectively. The BBVA shares, in a number equivalent to the theoretical shares accumulated by each non-executive director, will be delivered to each beneficiary, where applicable, after the end of their respective term of office as a director for any reason other than serious dereliction of their duties.

	June 2025		June 2024
	Theoretical shares allocated (1)	Theoretical shares accumulated at June 30	Theoretical shares allocated (1)	Theoretical shares accumulated at June 30
José Miguel Andrés Torrecillas	10,930	158,385	13,407	147,455
Jaime Caruana Lacorte	7,959	114,269	11,350	106,310
Enrique Casanueva Nárdiz (2)	3,894	3,894	—	—
Sonia Dulá	5,279	10,321	5,042	5,042
Raúl Galamba de Oliveira	8,944	49,135	10,423	40,191
Belén Garijo López	6,598	117,191	9,401	110,593
Connie Hedegaard Koksbang	3,410	10,587	3,914	7,177
Lourdes Máiz Carro	4,159	81,136	5,384	76,977
Cristina de Parias Halcón (2)	2,915	2,915	—	—
Ana Peralta Moreno	4,159	51,872	5,384	47,713
Ana Revenga Shanklin	6,364	37,525	6,947	31,161
Carlos Salazar Lomelín	2,998	24,010	3,882	21,012
Jan Verplancke	3,747	44,370	4,851	40,623
Total (3)	71,356	705,610	79,985	634,254
(1) The number of theoretical shares allocated has been calculated according to the average closing price of the BBVA share during the 60 trading sessions prior to the dates of the General Meetings of March 21, 2025 and March 15, 2024 which were €11.45 and €8.84 per share, respectively.
(2) Directors appointed by the General Meeting held on March 15, 2024, therefore the allocation of theoretical shares was made for the first time in 2025.
(3) The total number of theoretical shares allocated during the first half of the 2024 financial year does not include the 7,735 and 8,157 theoretical shares allocated to José Maldonado Ramos and Juan Pi Llorens, respectively, whose terms of office ended on March 15, 2024 and who after leaving office, in application of the system, received a total of 154,609 and 156,699 BBVA shares, respectively, which is equivalent to the total theoretical shares accumulated up to that date by each of them.

Remuneration of executive directors
The remuneration of executive directors for the first half of the 2025 and 2024 financial years is as follows, individually and by remuneration item:

ANNUAL FIXED REMUNERATION (THOUSANDS OF EUROS)

	June 2025	June 2024
Chair	1,462	1,462
Chief Executive Officer	1,090	1,090
Total	2,551	2,551
In accordance with the conditions established in the BBVA Directors’ Remuneration Policy and contractually, during the first half of 2025 and 2024, the Chair received, in each period, the amount of €20 thousand in fixed allowances corresponding to vehicle leasing and others. Meanwhile, the Chief Executive Officer received, in each period, the fixed amounts of €327 thousand as "cash in lieu of pension" (equivalent to 30% of his Annual Fixed Remuneration) and €300 thousand as a mobility allowance.

REMUNERATION IN KIND (THOUSANDS OF EUROS)
In addition, during the first half of 2025 and 2024, in-kind remuneration has been paid to the executive directors, including insurance premiums and others, amounting to €111 thousand and €138 thousand, respectively, in the case of the Chair and €102 thousand and €123 thousand, respectively, in the case of the Chief Executive Officer.

ANNUAL VARIABLE REMUNERATION (THOUSANDS OF EUROS)
The accrual and award of the Annual Variable Remuneration ("AVR"), which consists of two components, a Short-Term Incentive (“STI”) and a Long-Term Incentive ("LTI"), occurs, where applicable, after the end of the corresponding financial year, and therefore no amounts corresponding to the first half of 2025 and 2024 are included in the information shown herein.
The amount of the AVR for the 2025 financial year will be determined in 2026 and, if the applicable conditions are met, the Upfront Portion (maximum 40%) will be paid in the first half of 2026. All of this would be done in accordance with the rules and conditions applicable to the AVR set out in the BBVA Directors’ Remuneration Policy approved by the General Meeting on March 17, 2023.
In the first half of the 2025 financial year, the executive directors were awarded the AVR for the 2024 financial year, which includes an STI amounting to €2,871 thousand in the case of the Chair and €2,147 thousand in the case of the Chief Executive Officer.
Likewise, as part of the AVR for financial year 2024, the executive directors have accrued the right to an LTI for a maximum theoretical amount of €1,929 thousand in the case of the Chair and €1,443 thousand in the case of the Chief Executive Officer, which is equivalent, in both cases, to 150% of their Target LTI. Once the measurement period for the long-term indicators established for its calculation has ended (at 2027 year-end), the final amount thereof will be determined, which may range from 0% to 150% of the Target LTI. Therefore, if 100% of the pre-established targets are achieved, this incentive will amount to €1,286 thousand in the case of the Chair and €962 thousand in the case of the Chief Executive Officer.
In accordance with the provisions of the BBVA Directors’ Remuneration Policy, in the first half of 2025 financial year, executive directors received the Upfront Portion of the AVR for the 2024 financial year, in equal parts cash and BBVA shares (€897 thousand and 92,803 shares in the case of the Chair and €671 thousand and 69,408 shares in the case of the Chief Executive Officer).
The remaining amount of the AVR for the 2024 financial year (which includes the deferred portion of the STI and the entire LTI for the 2024 financial year) has been deferred for a five-year period (40% in cash and 60% in shares and/or share-linked instruments) (the "Deferred Portion").
The final amount of the Deferred Portion will depend on the result of the long-term indicators that shall be used to calculate the LTI for 2024. Likewise, and as an ex-post risk adjustment mechanism, the Deferred Portion may be reduced if the capital and liquidity thresholds established to guarantee that payment occurs only if it is sustainable, in accordance with the Bank’s payment capacity, are not reached.
During the first half of 2025, executive directors received deferred variable remuneration from previous financial years, the payment of which was due after 2024 year-end, along with the update of their cash portion, in each case in accordance with the vesting and payment rules established in the remuneration policies applicable in each financial year:
–2023 Deferred AVR: the first payment of the Deferred STI (17.9% of the Deferred Portion) was made to the executive directors (€221 thousand and 38,821 shares in the case of the Chair and €166 thousand and 29,034 shares in the case of the Chief Executive Officer). Following this, the second payment of the deferred STI (17.9% of the Deferred Portion) and the 2023 LTI (64.2% of the Deferred Portion), the final amount of which will depend on the results of the long-term indicators established for its calculation once the measurement period ends (at 2026 year-end), which may range from 0% to 150%, remained deferred for both executive directors. If conditions are met, the second payment of the Deferred STI will be paid in 2026 and the three payments of the 2023 LTI will be made in 2027, 2028 and 2029.
–2022 Deferred AVR: the second payment (20% of the Deferred Portion) was made to the executive directors (€236 thousand and 56,941 shares in the case of the Chair and €181 thousand and 43,793 shares in the case of the Chief Executive Officer). Thereafter, 60% of the 2022 Deferred AVR remained deferred for both executive directors and, if the applicable conditions are met, will be paid in 2026, 2027, and 2028.
–2021 Deferred AVR: the third payment (20% of the Deferred Portion) was made to the executive directors (€228 thousand and 57,325 shares in the case of the Chair and €173 thousand and 43,552 shares in the case of the Chief Executive Officer). Thereafter, 40% of the 2021 Deferred AVR remained deferred for both executive directors and, if the applicable conditions are met, will be paid in 2026 and 2027.
–2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, executive directors voluntarily waived the accrual of the whole of their AVR corresponding to 2020 financial year.
–2019 Deferred AVR: the third and final payment (20% of the Deferred Portion) was made to the executive directors (€181 thousand and 45,529 shares in the case of the Chair and €163 thousand and 40,858 shares in the case of the Chief Executive Officer). This completed the payment of the 2019 Deferred AVR.

PENSION SYSTEMS (THOUSANDS OF EUROS)

	Contributions (1)				Accumulated funds
	Retirement		Death and disability
	June 2025	June 2024	June 2025	June 2024	June 2025	June 2024
Chair	236	236	118	126	27,898	25,793
Chief Executive Officer	—	—	110	110	—	—
Total	236	236	228	236	27,898	25,793
(1) Contributions recorded to meet pension commitments with executive directors in proportion to the first half of the 2025 and 2024 financial years. In the case of the Chair, these relate to the sum of the annual contribution to the retirement pension, in the proportional portion of the first half of the year, and the adjustment made to the “discretionary pension benefits” for the financial years 2024 and 2023, which were to be contributed in the 2025 and 2024 financial years, respectively, and to death and disability insurance premiums, in the proportional portion for the first half of each financial year. In the case of the Chief Executive Officer, the contributions reported correspond exclusively to the insurance premiums paid by the Bank, corresponding to the first half of each financial year, to cover the death and disability contingencies given that, in his case, the Bank has not undertaken any commitments to cover the contingency of retirement.

PAYMENTS FOR THE TERMINATION OF THE CONTRACTUAL RELATIONSHIP
In accordance with BBVA's Directors' Remuneration Policy, the Bank has no commitments to make severance payments to executive directors.
Remuneration of Senior Management
The remuneration of the Senior Management team as a whole, excluding executive directors, corresponding to the first half of the 2025 and 2024 financial years (16 and 15 members with such status as of June 30, 2025 and June 30, 2024, respectively), is indicated below by remuneration item:

FIXED REMUNERATION (THOUSANDS OF EUROS)

	June 2025	June 2024
Senior Management Total	9,702	9,521
In addition, in accordance with the provisions established in the BBVA Group’s General Remuneration Policy and contractually, the Senior Management team as a whole, excluding executive directors, received during the first half of the 2025 and 2024 financial years, an aggregate amount of €308 thousand and €157 thousand, respectively, as fixed allowances corresponding to leasing of vehicles and others.

REMUNERATION IN KIND (THOUSANDS OF EUROS)
During the first half of the 2025 and 2024 financial years, the Senior Management team as a whole, excluding the executive directors, received remuneration in kind, including insurance premiums and others, for a total of €475 thousand and €488 thousand, respectively.

VARIABLE REMUNERATION (THOUSANDS OF EUROS)
The accrual and award of the annual variable remuneration occurs, where applicable, after the end of the corresponding financial year, and therefore no amount corresponding to the first half of 2025 and 2024 is included in the information shown herein.
The amount of the annual variable remuneration for the 2025 financial year, which includes a short-term incentive and a long-term incentive, will be determined in 2026 and, if the conditions are met, the upfront portion (maximum 40%) will be paid in the first half of 2026. All of this would be done in accordance with the rules and conditions applicable to the annual variable remuneration established in the BBVA Group's General Remuneration Policy approved by the Board of Directors on March 29, 2023.
In the first half of the 2025 financial year, the members of Senior Management, excluding executive directors, were awarded the annual variable remuneration for the 2024 financial year, which includes short-term variable remuneration for a total combined amount of €7,226 thousand.
As part of the annual variable remuneration for the 2024 financial year, Senior Management members, excluding executive directors, have accrued the right to a long-term incentive for a maximum theoretical total amount of €4,569 thousand, which is equivalent to the sum of 150% of the target long-term incentive of each beneficiary. Once the measurement period for the long-term indicators established for its calculation has ended (at 2027 year-end), the final amount of each beneficiary's long-term incentive will be determined, which may range from 0% to 150% of the target long term incentive. Therefore, if 100% of the pre-established targets are achieved, this incentive will amount to a total combined amount of €3,046 thousand.
In accordance with the provisions of the BBVA Group’s General Remuneration Policy, in the first half of 2025, the members of Senior Management received the upfront portion of the annual variable remuneration for the 2024 financial year, in equal parts cash and BBVA shares, with the total amount paid to all members of Senior Management for this item amounting to €2,269 thousand and 234,203 shares.
The remaining amount of the annual variable remuneration for 2024 financial year (which includes the deferred portion of short-term variable remuneration and the whole of the long-term incentive for 2024 financial year), has been deferred, in cash and in shares and/or share-linked instruments, for a period of 4 or 5 years, in accordance with the vesting and payment rules applicable in each case, depending on the date of each member’s entry into the Senior Management team.
The final amount of the deferred portion of the annual variable remuneration for the 2024 financial year will depend on the result of the long-term indicators that shall be used to calculate the long-term incentive. Furthermore, and as an ex-post risk adjustment mechanism, the deferred portion of the annual variable remuneration may be reduced if the established capital and liquidity thresholds set to ensure that payment only occurs if it is sustainable based on the Bank's payment capacity, are not reached.
The members of Senior Management that were beneficiaries received, during the first half of 2025, the deferred variable remuneration from previous financial years, the payment of which was due once the 2024 financial year had ended, along with the update of its cash portion. The payment of these amounts has been made in accordance with the vesting and payment rules applicable in each case depending on the date of each member’s entry into the Senior Management team, as established in the remuneration policies applicable in each financial year:
–2023 Deferred AVR: the first payment of the deferred short-term incentive was made, with the members of Senior Management receiving a combined total of €549 thousand and 93,698 shares.
–2022 Deferred AVR: the second payment was made, with the members of Senior Management receiving a combined total of €493 thousand and 117,265 shares.
–2021 Deferred AVR: the third payment was made, after having verified that its reduction was not due based on the result of the multi-year performance indicators determined in 2021 by the Board of Directors. The members of Senior Management received a combined total of €466 thousand and 112,536 shares.
–2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, all members of Senior Management voluntarily waived the whole of their 2020 AVR. Notwithstanding the above, one member of Senior Management, who was an executive of BBVA USA at the time, has been paid the second installment of the deferred portion of a success bonus on the sale of BBVA USA (€56 thousand and 14,340 shares).
–2019 Deferred AVR: the third and final payment was made, with the members of Senior Management receiving a combined total of €266 thousand and 65,941 shares.

PENSION SYSTEMS (THOUSANDS OF EUROS)

	Contributions (1)				Accumulated funds
	Retirement		Death and disability
	June 2025	June 2024	June 2025	June 2024	June 2025	June 2024
Senior Management Total	2,123	2,097	528	561	42,254	37,306
(1) Contributions recorded to meet pension commitments with Senior Management, excluding executive directors, in the proportional portion corresponding to the first half of the 2025 and 2024 financial years. These amounts are equal to the sum of the annual contributions to retirement pensions, prorated for the first half of the year, and the adjustments made to the "discretionary pension benefits" for the 2024 and 2023 financial years, which were to be contributed in the 2025 and 2024 financial years, respectively, and with the insurance premiums paid by the Bank to cover death and disability contingencies, prorated for the first half of each financial year.

PAYMENTS FOR THE TERMINATION OF THE CONTRACTUAL RELATIONSHIP
With regard to Senior Management, excluding executive directors, the Bank did not make any payments during the first half of 2025 and 2024 in respect of the termination of contractual relationships with any members of this group.